Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JANUARY 9, 2019
TO THE PROSPECTUS DATED APRIL 30, 2018, AS AMENDED AUGUST 13, 2018

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

JNL/MELLON CAPITAL EUROPEAN 30 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JANUARY 9, 2019
TO THE PROSPECTUS DATED APRIL 30, 2018, AS AMENDED AUGUST 13, 2018

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

JNL/MELLON CAPITAL PACIFIC RIM 30 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JANUARY 9, 2019
TO THE PROSPECTUS DATED APRIL 30, 2018, AS AMENDED AUGUST 13, 2018

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

JNL/Mellon Capital MSCI KLD 400 Social Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JANUARY 9, 2019
TO THE PROSPECTUS DATED APRIL 30, 2018, AS AMENDED AUGUST 13, 2018

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

JNL/MELLON CAPITAL BOND INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JANUARY 9, 2019
TO THE PROSPECTUS DATED APRIL 30, 2018, AS AMENDED AUGUST 13, 2018

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

JNL/Vanguard Moderate ETF Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JANUARY 9, 2019
TO THE PROSPECTUS DATED APRIL 30, 2018, AS AMENDED AUGUST 13, 2018

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

JNL/Vanguard Moderate Growth ETF Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JANUARY 9, 2019
TO THE PROSPECTUS DATED APRIL 30, 2018, AS AMENDED AUGUST 13, 2018

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

JNL/Vanguard Growth ETF Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JANUARY 9, 2019
TO THE PROSPECTUS DATED APRIL 30, 2018, AS AMENDED AUGUST 13, 2018

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

JNL/S&P COMPETITIVE ADVANTAGE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JANUARY 9, 2019
TO THE PROSPECTUS DATED APRIL 30, 2018, AS AMENDED AUGUST 13, 2018

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

JNL/S&P DIVIDEND INCOME & GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JANUARY 9, 2019
TO THE PROSPECTUS DATED APRIL 30, 2018, AS AMENDED AUGUST 13, 2018

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

JNL/S&P INTRINSIC VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JANUARY 9, 2019
TO THE PROSPECTUS DATED APRIL 30, 2018, AS AMENDED AUGUST 13, 2018

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

JNL/S&P TOTAL YIELD FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JANUARY 9, 2019
TO THE PROSPECTUS DATED APRIL 30, 2018, AS AMENDED AUGUST 13, 2018

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

JNL/S&P MID 3 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JANUARY 9, 2019
TO THE PROSPECTUS DATED APRIL 30, 2018, AS AMENDED AUGUST 13, 2018

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

JNL/S&P International 5 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JANUARY 9, 2019
TO THE PROSPECTUS DATED APRIL 30, 2018, AS AMENDED AUGUST 13, 2018

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.